Fair value measurements	12 Months Ended
Dec. 31, 2017
Fair value measurements
Fair value measurements

27.  Fair value measurements

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

•	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

•	Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Company uses to measure the fair value of assets and liabilities that the Company measures and reports on its balance sheet at fair value on a recurring basis.

Short-term financial instruments: The Company’s short-term financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable and payable, notes receivable, short-term borrowings, and accrued expenses. The cost approximates the fair value because of the short maturity period.

Long-term borrowings: The fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term borrowings carries variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

Derivative assets and liabilities: The Company’s derivative assets and liabilities consist of embedded foreign currency derivatives in the Company’s sales and purchase contracts denominated in currencies other than Renminbi or the functional currency of the counterparty, the capped call transactions denominated in USD, embedded derivatives underlying convertible notes, foreign currency forward contract instruments and warrants derivatives . Since its capped call transactions, embedded derivatives underlying convertible notes and warrants derivatives are not traded on an exchange, they are valued using valuation models. Management is responsible for determining these fair values and considered a number of factors including valuations. The capped call transactions are valued using the Black Scholes Option Pricing Model. The embedded derivatives underlying convertible notes and warrants derivatives are bifurcated using the “with or without” approach. As there are interrelationships among the embedded derivatives, they are valued using a Monte Carlo simulation. Interest rate yield curves, foreign exchange rates, stock price, volatility, expected term, risk-free rate and fundamental change event probabilities are the significant inputs into these valuation models. The inputs used in the valuation of the capped call transactions are observable in active markets over the terms of the instruments the Company holds, and accordingly, the Company classifies these valuation techniques as Level 2 in the hierarchy. In regards to the embedded derivatives underlying convertible notes and warrants derivatives, fair value was determined using a “with and without” approach which was based on both Level 2 and Level 3 inputs. The Company determined that the Level 3 input, that is the fundamental change event probabilities, is significant to the overall fair value measurement. The Company considered the effect of its own credit standing and that of its counterparties in its valuations of its derivative financial instruments. The Company entered into foreign currency forward contracts that are designated as cash flow hedges of exchange rate risk related to forecasted foreign currency denominated sales. The Company’s financial instrument counterparties are high-quality commercial banks with significant experience with such instruments.  Fair values of the Company’s forward contracts are determined using significant other observable inputs (Level 2 fair value measurements), and are based on the present value of expected future cash flows considering the risks involved and using discount rates appropriate for the duration of the contracts.

Recurring change in fair value

As of December 31, 2016 and 2017, there is no asset and liability that are measured at fair value on a recurring basis in periods subsequent to their initial recognition.

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 warrant derivatives for the year ended December 31, 2016 was as follows:

Balance at December 31, 2015	(71,237)
Unrealized gain included in change in fair value of warrant derivatives	70,882
Exchange loss	355

Balance at December 31, 2016	—

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings, excluding embedded derivatives underlying convertible notes repurchased which are recognized in buyback gain, was as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2015	December 31, 2016	December 31, 2017
Derivatives liabilities - warrants	39,593	70,882	—
Foreign exchange forward contracts not designated as hedging instruments	4,440	(22,037)	(2,270)

	44,033	48,845	(2,270)